INVESTMENT PROPERTIES - Amounts recognized in the statement of income (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
INVESTMENT PROPERTIES
Income from rentals	$ 145,419	$ 62,475
Operating expenses due to:
Investment properties that generated income through rentals	22,476	11,651
Investment properties that did not generate income through rentals	$ 5,883	$ 3,353